Share capital - Summary of Detailed Information About Stock Options Outstanding (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
September 11, 2022 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Sep. 11, 2022
April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Apr. 10, 2023
April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Apr. 10, 2023
April 1, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Apr. 01, 2024
July 17, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Jul. 17, 2024
December 16, 2029 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Dec. 16, 2029
April 21, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Apr. 21, 2030
July 19, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Jul. 19, 2030
November 30, 2030
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Nov. 30, 2030
February 11, 2031
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Feb. 11, 2031
August 10, 2031
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Aug. 10, 2031
November 22, 2031
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Nov. 22, 2031
January 31, 2032
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Jan. 31, 2032
March 8, 2032
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Mar. 08, 2032
Long Term Incentive Plan [member] | September 11, 2022 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options		Sep. 11, 2022
Long Term Incentive Plan [member] | April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options		Apr. 10, 2023
Long Term Incentive Plan [member] | April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options		Apr. 10, 2023
Long Term Incentive Plan [member] | April 1, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options		Apr. 01, 2024
Long Term Incentive Plan [member] | July 17, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options		Jul. 17, 2024
Long Term Incentive Plan [member] | December 16, 2029 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options		Dec. 16, 2029
Long Term Incentive Plan [member] | April 21, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options		Apr. 21, 2030
Long Term Incentive Plan [member] | July 19, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options		Jul. 19, 2030
Long Term Incentive Plan [member] | November 30, 2030
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options		Nov. 30, 2030
Long Term Incentive Plan [member] | February 11, 2031
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options		Feb. 11, 2031
Long Term Incentive Plan [member] | August 10, 2031
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options		Aug. 10, 2031